Revenue (Schedule of Information on Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Sale of crude oil	$ 726,947	$ 1,004,775	$ 647,559
Sale of purchased crude oil	5,464	9,454
Sale of gas	25,024	35,350	40,984
Commodity risk management contracts designated as cash flow hedges	(810)
Revenue	$ 756,625	$ 1,049,579	$ 688,543